Average Annual Total Returns - BlackRock Basic Value V.I. Fund	May 01, 2021
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class I Shares
Average Annual Return:
1 Year	3.43%
5 Years	8.60%
10 Years	9.15%
Class II Shares
Average Annual Return:
1 Year	3.21%
5 Years	8.40%
10 Years	8.96%
Class III Shares
Average Annual Return:
1 Year	3.13%
5 Years	8.28%
10 Years	8.84%